BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Discontinued Financial Information
The following table presents the assets and liabilities of the Iveco Group Business classified as Assets Held for Distribution and Liabilities Held for Distribution:

December 31, 2021
(in millions)
ASSETS HELD FOR DISTRIBUTION
Cash and cash equivalents	$961
Restricted cash	55
Trade receivables, net	165
Financing receivables, net	3,284
Inventories, net	3,005
Property, plant and equipment, net	3,221
Investments in unconsolidated subsidiaries and affiliates	613
Equipment under operating leases	66
Goodwill, net	80
Other intangible assets, net	141
Deferred tax assets	1,059
Other assets	896
Total Assets Held for Distribution	$13,546

LIABILITIES HELD FOR DISTRIBUTION
Debt	2,343
Trade payables	3,366
Deferred tax liabilities	14
Pension, postretirement and other postemployment benefits	560
Other liabilities	5,609
Total Liabilities Held for Distribution	$11,892
Details of Statement of Operations line items included in Discontinued Operations, after the eliminations, for three and six months ended June 30, 2021 are as follows:

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
	(in millions)
Revenues
Net sales	$3,962	$7,532
Finance, interest and other income	43	92
Total Revenues	$4,005	$7,624
Costs and Expenses
Cost of goods sold	3,401	6,459
Selling, general and administrative expenses	267	488
Research and development expenses	165	296
Restructuring expenses	3	4
Interest expense	28	57
Other, net	(75)	—
Total Costs and Expenses	$3,789	$7,304
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	216	320
Income tax (expense) benefit	(36)	(77)
Equity in income of unconsolidated subsidiaries and affiliates	5	4
Net Income (loss) from discontinued operations	$185	$247

Cash flows from Discontinued Operations from the six months ended June 30, 2021 are as follows:

Six Months Ended June 30,
2021
(in millions)
Operating activities:
Net income (loss) of discontinued operations	$247
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases and assets sold under buy-back commitments	159
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	148
Loss on disposal of assets	2
Loss on repurchase of notes	—
Undistributed income of unconsolidated subsidiaries	16
Other non-cash items	(48)
Changes in operating assets and liabilities:
Provisions	60
Deferred income taxes	(7)
Trade and financing receivables related to sales, net	151
Inventories, net	(585)
Trade payables	322
Other assets and liabilities	105
Cash flow from operating activities of discontinued operation	$570
Investing activities:
Additions to retail receivables	(14)
Collections of retail receivables	20
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(97)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(371)
Other	308
Cash flow provided by (used in) investing activities of discontinued operation	$(153)
Financing activities:
Proceeds from long-term debt	1,566
Payments of long-term debt	(2,068)
Net decrease in other financial liabilities	132
Dividends paid	—
Cash flow from financing activities of discontinued operation	$(370)